UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21190
                                                     ---------

    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
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               (Exact name of registrant as specified in charter)

                        731 Lexington Avenue, 25th Floor
                               New York, NY 10022
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               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      Citigroup Alternative Investments LLC
                        731 Lexington Avenue, 28th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-559-4999
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

             Date of reporting period: July 1, 2006 - June 30, 2007
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007




REGISTRANT NAME: CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND
                 PORTFOLIOS LLC
                 ---------------------------------------------------------------
INVESTMENT COMPANY ACT FILE NUMBER: 811-21190
                                    ---------
REPORTING PERIOD: 07/01/2006 - 06/30/2007
                  ---------------------------------------
REGISTRANT  ADDRESS: 731 LEXINGTON AVE., 25TH FLOOR, NEW YORK, NY 10022
                    ---------------------------------------------------
NAME OF SERIES (AS APPLICABLE):  SERIES G
                                 --------

------------------------------------------------------------------------------------------------------------------------------------
ISSUER OF            EXCHANGE                               SHAREHOLDER
PORTFOLIO            TICKER            CUSIP #              MEETING DATE                  SUMMARY OF MATTER VOTED ON
SECURITY             SYMBOL
------------------------------------------------------------------------------------------------------------------------------------
STRATUS FUND                                                                    FILE OF COMMODITY POOL OPERATOR EXEMPTION PURSUANT
LIMITED              N/A               N/A                  NA                  TO THE COMMODITIES FUTURES TRADING COMMISSION RULE
                                                                                4.13 (a) (4)
------------------------------------------------------------------------------------------------------------------------------------
GOLDENTREE HIGH      N/A               N/A                  21-Aug-06           CHANGE OF NAME FROM  GOLDENTREE  HIGH  YIELD  FUND
YIELD FUND, LTD.                                                                LTD. TO GOLDENTREE OFFSHORE FUND LTD.
------------------------------------------------------------------------------------------------------------------------------------


                                                                   HOW THE
                                                               REGISTRANT CAST
                             WHO               WHETHER        ITS VOTE (E.G.FOR
ISSUER OF                 PROPOSED              FUND        OR AGAINST PROPOSAL,      WHETHER VOTE
PORTFOLIO                  MATTER:              CAST         OR ABSTAIN; FOR OR       WAS FOR OR
SECURITY                   ISSUER /            VOTE ON       WITHHOLD REGARDING         AGAINST
                         SHAREHOLDER           MATTER      ELECTION OF DIRECTORS)     MANAGEMENT

------------------------------------------------------------------------------------------------------------------------------------
STRATUS FUND
LIMITED                    ISSUER               YES                 FOR                   FOR
------------------------------------------------------------------------------------------------------------------------------------
GOLDENTREE HIGH
YIELD FUND, LTD.           ISSUER               NO                  ABSTAIN               FOR
------------------------------------------------------------------------------------------------------------------------------------
*Complete for each series of the Registrant, as applicable.

                                  SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Registrant   Citigroup Alternative Investments Multi-Adviser Hedge Fund
             Portfolios LLC
           ---------------------------------------------------------------------



By (Signature and Title)*  /s/ Raymond Nolte
                          ------------------------------------------------------
                          Raymond Nolte, President
                          (Principal Executive Officer)


Date                      8/20/07
     ---------------------------------------------------------------------------



  *Print the name and title of each signing officer under his or her signature.